                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 21

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21

                           THE TRAVELERS SERIES TRUST
                           --------------------------
                           (Exact name of Registrant)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                 ---------------------------------------------
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                          Hartford, Connecticut 06183
                          ---------------------------
                    (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b).
----
      on May 1, 1997 pursuant to paragraph (b).
----
      60 days after filing pursuant to paragraph (a)(1).
----
      on __________ pursuant to paragraph (a)(1)
----
      75 days after filing pursuant to paragraph (a)(2).
----
      on __________ pursuant to paragraph (a)(2) of Rule 485.
----
 X    on December 1, 1997 pursuant to paragraph (a)(3) of Rule 485.
----

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE REGISTRANT WERE REGISTERED PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1996 WAS BE FILED ON FEBRUARY 28, 1997.

                         THE TRAVELERS SERIES TRUST

 Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933

ITEM
NO.                                                               CAPTION IN PROSPECTUS
---                                                               ---------------------
1.      Cover Page                                                Cover Page
2.      Synopsis                                                  Cover Page
3.      Condensed Financial Information                           Financial Highlights
4.      General Description of Registrant                         Cover Page; The Travelers Series Trust;
                                                                     Investment Objectives and Policies
5.      Management of the Fund                                    Board of Trustees; Investment Manager;
                                                                     Investment Subadvisers; Securities
                                                                     Transactions; Fund Expenses; Additional
                                                                     Information
6.      Capital Stock and Other Securities                        Fund Description; Dividends and
                                                                     Distributions;  Shareholder Rights
                                                                     Net Asset Value
7.      Purchase of Securities Being Offered                      Shareholder Rights
8.      Redemption or Repurchase                                  Net Asset Value
9.      Legal Proceedings                                         Legal Proceedings
                                                                  CAPTION IN STATEMENT OF ADDITIONAL
                                                                  INFORMATION
                                                                  ----------------------------------
10.     Cover Page                                                Cover Page
11.     Table of Contents                                         Table of Contents
12.     General Information and History                           Not Applicable
13.     Investment Objectives and Policies                        Investment Objectives and Policies;
                                                                     Investment Restrictions; Appendix
14.     Management of the Registrant                              Trustees and Officers
15.     Control Persons and Principal                             Additional Information
           Holders of Securities
16.     Investment Advisory and                                   Investment Adviser; Investment Subadvisers;
           Other Services                                            Additional Information
17.     Brokerage Allocation                                      Brokerage
18.     Capital Stock and Other                                   Declaration of Trust
           Securities
19.     Purchase, Redemption and Pricing                          Valuation of Securities
           of Securities Being Offered
20.     Tax Status                                                Distributions and Taxes
21.     Underwriters                                              Not Applicable
22.     Calculation of Performance Data                           Not Applicable
23.     Financial Statements                                      Additional Information

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                                 ___________, 1997 SUPPLEMENT TO
                                                    PROSPECTUS DATED MAY 1, 1997


                           THE TRAVELERS SERIES TRUST

The following information supplements the Prospectus dated May 1, 1997 for the Travelers Series Trust and its portfolios.

Effective __________1997, the MFS Mid Cap Growth Portfolio and the MFS Research Portfolio (the "Portfolios"), are being added as two new series of shares under The Travelers Series Trust. Information relating to the new Portfolios, their investment objectives, policies and investment risks, as well as the investment adviser and subadviser, are provided below.

INVESTMENT OBJECTIVE AND POLICIES - MFS RESEARCH PORTFOLIO

The investment objective of the MFS Research Portfolio is to provide long-term growth of capital and future income. The Portfolio's securities are selected by a committee of investment research analysts from the sub-adviser and from MFS International (U.K.) Limited. The Portfolio's assets are allocated among industries by the committee. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies.


Other investments are allowed, including, but not limited to, those described below. The description of these techniques and the associated risks appears in the Travelers Series Trust prospectus. Subject to the investment restrictions set forth below, the MFS Research Portfolio may invest in or engage in the following:

-   repurchase agreements
-   American Depository Receipts
- emerging market securities (not more than 20% of the Portfolio's net assets)
-   restricted securities
-   securities lending (not more than 30% of the Portfolio's net assets)
- "investment grade" securities (rated Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard and Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch"))

- lower rated securities, commonly known as junk bonds(rated Ba or lower by Moody's or BB or lower by S&P or Fitch) or securities which the Subadviser believes to be of similar quality to these lower rated securities (not more than 30% of the Portfolio's net assets)
-   warrants (not more than 5% of the Portfolio's net assets)


The investment objective and policies of the MFS Research Portfolio are not fundamental and may be changed without a vote of the majority of the outstanding voting securities of the Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act").


INVESTMENT RESTRICTIONS - MFS RESEARCH PORTFOLIO

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the MFS Research Portfolio, as defined in the 1940 Act. The MFS Research Portfolio may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. Government Securities);

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which, including predecessors, have been in operation for less than three years;

         4. borrow amounts in excess of 5% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

         5. pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value);

         6. underwrite securities, issued by other persons except insofar as the Portfolio may technically be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act") in selling a portfolio security;

         7. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

         8.  invest for the primary purpose of control or management;

         9. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions;

         10. make loans, except that the MFS Research Portfolio may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Portfolio's investment objective and policies;

         11. invest more than 25% of its total assets in the securities of issuers in any single industry;

         12. purchase the securities of any other investment company, or investment trust, except in the open market and at customary brokerage rates, provided however, that the Portfolio shall not purchase such securities if the purchase would cause more than 10% of the Portfolio's total assets (taken at market value) to be invested in the securities of such issuer, and provided that the Portfolio shall not purchase securities issued by any open-end investment company;

         13. sell any security which the Portfolio does not own unless, at the time of sale, the Portfolio owns other securities which give it the right to obtain securities without further payment and provided that, if such right is conditional, the sale is made upon the same conditions.

         14. purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or

         15. invest in securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security if more than 10% of the Portfolio's assets (taken at market value) would be invested in such illiquid securities.

         The MFS Research Portfolio is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of TIMCO have a substantial interest.

INVESTMENT OBJECTIVE AND POLICIES- MFS MID CAP GROWTH PORTFOLIO

         The investment objective of the MFS Mid Cap Growth Portfolio is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential. Medium market capitalization companies are those whose market capitalization falls within the range of the Standard & Poor's MidCap 400 Index at the time of the Portfolio's investment. The S&P MidCap 400 Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalization companies for the purposes of the Portfolio's 65% policy. The Portfolio may, but is not required to, purchase securities of companies included in the S&P MidCap 400 Index.

         The Index is only used by the Portfolio for purposes of defining the market capitalization range of companies in which the Portfolio will invest; it is not intended to be used as a benchmark against which the Portfolio compares its investment performance.

         Consistent with its investment objective, the Portfolio may invest in fixed income securities; and up to 20% of its net assets in nonconvertible fixed income securities that are in the lower rating categories (rated BA or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (commonly known as "junk bonds"), and may also invest up to 35% (and generally expects to invest up to 20%) of its net assets in foreign securities which are not traded on a U.S. exchange (not including American Depository Receipts).


Other investments are allowed, including, but not limited to, those described below. The description of these techniques and the associated risks appears in the Travelers Series Trust prospectus. Subject to the investment restrictions set forth below, the MFS Mid Cap Growth Portfolio may invest in or engage in the following:

-   equity securities
-   fixed-income securities
-   emerging markets
-   Brady Bonds
-   American Depository Receipts
-   repurchase agreements
-   portfolio lending
-   "when-issued" securities
-   indexed securities
-   mortgage "dollar roll" transactions
-   restricted securities
-   corporate asset-backed securities
-   options and futures
-   forward contracts


The MFS Mid Cap Growth Portfolio may make investments in an amount of up to 15% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when the Portfolio sells such securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. The Portfolio will not bear the expense of such registration. The MFS Mid Cap Growth Portfolio intends to reach agreements with all such issuers whereby they will pay all expenses of registration.

Non-diversified status: The MFS Mid Cap Growth Portfolio is a non-diversified portfolio. As a result, the Portfolio is limited as to the percentage of its assets which may be invested in the securities of any one issuer only by its investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Portfolio may invest a relatively high percentage of its assets in a limited number of issuers, the Portfolio may be more susceptible to any since economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

The investment objective and policies of the MFS Mid Cap Growth Portfolio are not fundamental and may be changed without a vote of the majority of the outstanding voting securities of the Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act").

INVESTMENT RESTRICTIONS - MFS MID CAP GROWTH PORTFOLIO

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the MFS Mid Cap Growth Portfolio, as defined in the 1940 Act. The MFS Mid Cap Growth Portfolio may not:

1. borrow amounts in excess of 33 1/3% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

2. underwrite securities, issued by other persons except insofar as the Portfolio may technically be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act") in selling a portfolio security;

3. purchase or sell real estate or interests in real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding options on securities, stock indexes and foreign currency ("Options"), Options on Futures Contracts and any other type of option, Futures Contracts and any other type of futures contract and Forward Contracts) in the ordinary course of its business. The Portfolio reserves the right to hold and to sell real estate mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities;

4. issue senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts and Options). Forward Contracts and any type of futures contract (including Futures Contracts) and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

5. make loans to other persons. For these purposes, the purchase of short term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Portfolio's assets in repurchase agreements, shall not be considered the making of a loan.

6. invest more than 25% of its total assets in the securities of issuers in any single industry

The investment restrictions set forth below are nonfundamental and may be changed without shareholder approval. The MFS Mid Cap Growth Portfolio will not:

1. invest in illiquid securities, including securities subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security if more than 15% of the Portfolio's assets (taken at market value) would be invested in such illiquid securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities.

2. invest more than 5% of the Portfolio's net assets, valued at the lower of cost or market, in warrants, included within such amount, but not to exceed 2% of the Portfolios net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value;

3.  invest for the primary purpose of control or management;

4. purchase the securities of any other investment company in excess of the amount permitted by the 1940 Act; currently the Portfolio does not intend to invest more than 5% of its net assets in such securities.

5. make margin purchases, except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of any transaction and except that the Portfolio may make margin deposits in connection with any type of option, futures contract and forward contracts;

6. sell any security which the Portfolio does not own unless, at the time of sale, the Portfolio owns other securities which give it the right to obtain securities without further payment and provided that, if such right is conditional, the sale is made upon the same conditions.

7. invest more than 5% of the value of its total assets in companies which, including predecessors, have been in operation for less than three years;

8. pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 33 1/3% of its gross assets (taken at the lower of cost or market value) For purposes of this restriction, collateral arrangements with respect to any type of option, any type of futures contracts, Forward contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets;

9. purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, foreign currency or futures contracts (including Futures Contracts) or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies.

         The MFS Mid Cap Growth Portfolio is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of TIMCO have a substantial interest.

PORTFOLIO TURNOVER

Although the Portfolios intend to invest in securities selected primarily for long-term capital growth and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy. It will normally increase a Portfolio's brokerage costs. The Portfolio turnover rate is anticipated to be approximately 85% for the MFS Research Portfolio and from 100%-200% for the MFS Mid Cap Growth Portfolio.

RISK FACTORS

Medium Capitalization Stocks: (MFS Mid Cap Growth Portfolio) Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

Emerging Growth Companies: The stocks of companies in which the Portfolio may invest may be early in their life cycle but have the potential to become major enterprises (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, technologies, management and market and other opportunities which are usually necessary to become more widely recognized as growth companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in other companies which do not have emerging growth characteristics. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on the management abilities of a limited number of people.

Lower Rated Fixed Income Securities: These securites are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibilty of default or bankruptcy of the issuers of the security).

Foreign Securities: Risks include changes in currency rates, exchange control regulations, governmental administrative or economic or monetary policy (in the U.S. or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between currencies. Risks may also include limited information about issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the U.S.

Emerging Markets: The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than those of comparable domestic issuers. Investment in emerging markets may be subject to delays in settlement, resulting in periods when a portion of the Portfolio's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

Options, Futures Contracts and Forward Contracts: These types of contracts entered into for other than hedging purposes have a greater degree of risk than entering into such contracts for hedging purposes. For example, transactions may result in losses for the Portfolio which are not offset by gains in other portfolio positions, thereby reducing gross income.

PORTFOLIO EXPENSES

Pursuant to an amendment to a Management Agreement dated May 1, 1993 between the Series Trust and the Travelers, the Company agreed to reimburse the Series Trust for the amount by which each Portfolio's aggregate annual expenses (including investment advisory fees, but excluding brokerage commissions, interest charges and taxes) exceed a percentage of each Portfolio's average net assets for any fiscal year. For the MFS Research Portfolio and the MFS Mid Cap Growth Portfolio, the amount equals, for each Portfolio, 1.20%. There is, however, no guarantee of fund expense reimbursements by Travelers.

For their first year, the MFS Research Portfolio's expenses and the MFS Mid Cap Growth Portfolio's expenses are anticipated to be .40% each, not including management fees. The subadvisory fee, as described below, is paid by the Investment Adviser.



INVESTMENT ADVISER AND SUBADVISER

The investment adviser to the Portfolio is Travelers Asset Management International Corporation (TAMIC). TAMIC is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for domestic and offshore insurance companies affiliated with The Travelers Insurance Company.

For its investment advisory services for the MFS Research Portfolio, TAMIC receives a fee, equal, on an annual basis, to 0.80% of the Portfolio's average daily net assets.



The subadviser to the Portfolio is Massachusetts Financial Services Company, a registered investment adviser that, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston St., Boston, Massachusetts. It is a subsidiary of Sun Life of Canada (U.S.), a wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS also acts as investment adviser or subadviser for other investment companies used to fund variable products. For its investment subadvisory services, MFS receives a fee from TAMIC equal, on an annual basis, to 0.375% of the MFS Research Portfolio's average daily net assets, and 0.375% of the MFS Mid Cap Growth Portfolio's average daily net assets.

Investment Professionals
The investment professional responsible for the daily operations of the MFS Mid Cap Growth Portfolio is Mark Regan. Mr. Regan is a Vice President of MFS and has been employed by MFS as a portfolio manager since 1989.

MFS Research Portfolio is managed by a committee of various equity research analysts employed by MFS.

L-12688                                                            12/97

For its investment advisory services for the MFS Mid Cap Growth Portfolio, TAMIC receives a fee, equal, on an annual basis, to 0.80% of the Portfolio's average daily net assets.

The subadviser to the Portfolio is Massachusetts Financial Services Company, a registered investment adviser that, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston St., Boston, Massachusetts. It is a subsidiary of Sun Life of Canada (U.S.), a wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS also acts as investment adviser or subadviser for other investment companies used to fund variable products. For its investment subadvisory services, MFS receives a fee from TAMIC equal, on an annual basis, to 0.375% of the MFS Research Portfolio's average daily net assets, and 0.375% of the MFS Mid Cap Growth Portfolio's average daily net assets.

INVESTMENT PROFESSIONALS

The investment professional responsible for the daily operations of the MFS Mid Cap Growth Portfolio is Mark Regan. Mr. Regan is a Vice President of MFS and has been employed by MFS as a portfolio manager since 1989.

MFS Research Portfolio is managed by a committee of various equity research analysts employed by MFS.

                   The Prospectuses as filed on 4/21/97 are
                      incorporated herein by reference.

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

        The Statement of Additional Information as filed on 4/21/97 is incorporated herein by reference.

                                     PART C


                               OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants are contained in the applicable Fund's Annual Report which is incorporated in the Statement of Additional Information by reference. To be filed by amendment.

(b)     Exhibits

       1. Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

       2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

    5(a). Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

    5(b). Investment Advisory Agreement between the Social Awareness Stock Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

    5(c). Investment Advisory Agreement between the Utilities Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

    5(d). Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

    5(e). Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(f). Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(g). Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(h). Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(i). Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(j). Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(k). Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(l). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(m). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(n). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(o). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(p). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(q). Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(r). Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(s). Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

    5(t). Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

    5(u). Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant.

    5(v). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio.

    5(w). Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant.

    5(x). Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Service Corporation, as Subadviser for MFS Research Portfolio.

    8(a). Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 8(a) to Post-

                Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

    8(b). Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    8(c). Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    8(d). Custody Agreement between the Registrant and Barclays Bank PLC. To be filed by amendment.

    8(e). Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(a). Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

    9(b). Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(c). Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(d). Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(e). Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(f). Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

      10. Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on February 28, 1997.)

   11(a). Consent of Coopers & Lybrand L.L.P., Independent Accountants. To be filed by amendment.

                Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. To be filed by amendment.

                Consent of Price Waterhouse LLP, Independent Accountants. To be filed by amendment.

   11(b). Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath
                B. McLendon, Knight Edwards, Robert E.

                McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

                Power of Attorney authorizing Ernest J. Wright or
                Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

      27.       Financial Data Schedule.  (Incorporated herein by reference to
                Exhibit 27 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

Item 25.  Persons Controlled By or Under Common Control With the Registrant

Not Applicable.



Item 26.  Number of Holders of Securities

                                           Number of Record Holders
Title of Class                             as of February 21, 1997
--------------                             ------------------------
Shares of beneficial interest,                     Nine (9)
without par value



Item 27.  Indemnification

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

U.S. GOVERNMENT SECURITIES PORTFOLIO
ZERO COUPON BOND PORTFOLIOS (SERIES 1998, 2000, 2005)
LARGE CAP PORTFOLIO
EQUITY INCOME PORTFOLIO
TRAVELERS QUALITY BOND PORTFOLIO
LAZARD INTERNATIONAL STOCK PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
FEDERATED HIGH YIELD PORTFOLIO
FEDERATED STOCK PORTFOLIO
MID CAP DISCIPLINED EQUITY PORTFOLIO

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for the above Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                                 Position with TAMIC                     Other Business
----                                 -------------------                     --------------
Marc P. Weill                        Director and Chairman                   Senior Vice President **
                                                                                Chief Investment Officer
David A. Tyson                       Director, President and                 Senior Vice President *
                                        Chief Investment Officer
Joseph E  . Rueli, Jr.               Director, Vice President and            Vice President*
                                        Chief Financial Officer
F. Denney Voss                       Director and Senior Vice                Senior Vice President*
                                        President
John R. Britt                        Director and Secretary                  Assistant Secretary *
Harvey Eisen                         Senior Vice President                   Senior Vice President**
Joseph Mullally                      Senior Vice President                   Vice President*
Sandip A. Bhagat                     Senior Vice President                   Director and President,
                                                                             The Travelers Investment
                                                                             Management Company

Kent A. Kelley                       Senior Vice President                   Director and Chief Executive
                                                                             Office, The Travelers Invest-
                                                                             ment Management Company

David Amaral                         Vice President                          Assistant Director*
John R. Calcagni                     Vice President                          Second Vice President*
Gene Collins                         Vice President                          Vice President*
John Green                           Vice President                          Second Vice President*
Thomas Hajdukiewicz                  Vice President                          Vice President*
Edward Hinchliffe III                Vice President and Cashier              Cashier*
Richard John                         Vice President                          Vice President*
Kathryn D. Karlic                    Vice President                          Vice President*
David R. Miller                      Vice President                          Vice President*
Emil J. Molinaro                     Vice President                          Vice President*
Andrew Sanford                       Vice President                          Investment Officer*
Charles Silverstein                  Vice President                          Second Vice President*

Name                                 Position with TAMIC                     Other Business
----                                 -------------------                     --------------
Robert Simmons                       Vice President                          Assistant Investment Officer*
Jordan M. Stitzer                    Vice President                          Vice President*
Joel Strauch                         Vice President
William H. White                     Treasurer                               Vice President and Treasurer *
Charles B. Chamberlain               Assistant Treasurer                     Assistant Treasurer *
George M. Quaggin, Jr.               Assistant Treasurer                     Assistant Treasurer *
Marla A. Berman                      Assistant Secretary                     Assistant Secretary**
Andrew Feldman                       Assistant Secretary                     Senior Counsel**
Millie Kim                           Assistant Secretary                     Senior Counsel**
Patricia A. Uzzel                    Compliance Officer                      Assistant Director*
Frank J. Fazzina                     Controller                              Director *





* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183.
** Positions are held with Travelers Group Inc. , 388 Greenwich Street, New York, N.Y. 10013.

SOCIAL AWARENESS STOCK PORTFOLIO
UTILITIES PORTFOLIO

Officers and Directors of Smith Barney Mutual Funds Management Inc. (SBMFM), the Investment Adviser for the Social Awareness Stock Portfolio and Utilities Portfolio of the Series Trust, are set forth in the following table:


Name                                 Position with SBMFM*                     Other Business
----                                 --------------------                     --------------
Heath B. McLendon                    Director, President and                  Managing Director of Smith
                                     Chief Executive Officer                  Barney; Director of certain
                                                                              investment companies sponsored
                                                                              by Smith Barney; Director, President
                                                                              and Chief Executive Officer of
                                                                              Travelers Investment Adviser, Inc. (TIA.)

Lewis E. Daidone                     Director and Senior                      Managing Director of Smith
                                     Vice President                           Barney, Senior Vice President
                                                                              and Treasurer of certain
                                                                              investment companies sponsored
                                                                              by Smith Barney; Director and Senior
                                                                              Vice President of TIA.

A. George Saks                       Director                                 Managing Director and General
                                                                              Counsel of Smith Barney

Bruce D. Sargent                     Vice President                           Managing Director of Smith
                                                                              Barney; Vice President and
                                                                              Director of certain investment
                                                                              companies sponsored by Smith
                                                                              Barney

Michael J. Day                       Treasurer                                Managing Director of Smith
                                                                              Barney

Christina T. Sydor                   General Counsel and                      Managing Director of Smith
                                     Secretary                                Barney and Secretary of certain
                                                                              investment companies sponsored
                                                                              by Smith Barney; General Counsel and
                                                                              Secretary of TIA.

Audrey C. Pappas-Wragg               Chief Compliance Officer                 Vice President of Smith Barney;
                                                                              Chief Compliance Officer of TIA.

* Address:  388 Greenwich Street, New York, N.Y. 10013

Executive Officers and Directors of Massachusetts Financial Services Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio of the Registrant, are set forth in the following table:


                                      Position with MFS
Name                                  Financial Services Co.                        Other Business
----                                  ----------------------                        --------------
A. Keith Brodkin                         Director and Chairman                      Director, Sun Life Assurance
                                                                                    Company of Canada

Jeffrey L. Shames                     Director and President                            -

Arnold D. Scott                       Director, Senior Executive                        -
                                         Vice President and Secretary

Donald A. Stewart                     Director                                      President and Director
                                                                                    Sun Life Assurance Company of Camada

John D. McNeil                        Director                                      Chairman
                                                                                    Sun Life Assurance Company of Canada

Bruce C. Avery                        Executive Vice President                          -

William S. Harris                     Executive Vice President                          -

John W. Ballen                        Executive Vice President                          -

Thomas J. Cashman, Jr.                Executive Vice President                          -

Kevin R. Parke                        Executive Vice President                          -

Joseph W. Dello Russo                 Executive Vice President, Chief               Director of Mutual Fund Operations,
                                        Financial Officer and Treasurer             The Boston Company

William W. Scott, Jr.                 Executive Vice President                          -

Patricia A. Zlotin                    Executive Vice President                          -

Stephen E. Cavan                      Senior Vice President, General                    -
                                        Counsel and Assistant Secretary                 -

Robert T. Burns                       Vice President, Associate General                 -
                                        Counsel and Assistant Secretary                 -

Thomas B. Hastings                    Vice President and Assistant Treasurer            -

Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard International Stock Portfolio. Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Freres Asset Management is a division of Lazard Freres & Co. LLC.

                                            Position with Lazard
Name                                        Freres & Co. LLC                              Other Business
----                                        --------------------                          --------------
Michel A. David-Weill                       General Member                                       -
William R. Araskog                          General Member                                       -
Frederick H. Betrue                         General Member                                       -
David G. Braunechvig                        General Member                                       -
Patrick J. Callahan, Jr.                    General Member                                       -
John V. Doyle                               General Member                                       -
Charles R. Dreifus                          General Member                                       -
Thomas F. Dunn                              General Member                                       -
Noman Eig                                   General Member                                       -
Peter R. Ezersky                            General Member                                       -
Jonathan F. Foster                          General Member                                       -
Albert H. Garner                            General Member                                       -
James S. Gold                               General Member                                       -
Jeffrey A. Golman                           General Member                                       -
Steven J. Golub                             General Member                                       -
Herbert W. Gullquist                        General Member                                       -
Thomas R. Haack                             General Member                                       -
Jay R. Harris                               General Member                                       -
Melvin L. Heineman                          General Member                                       -
Kenneth M. Jacobs                           General Member                                       -
Jonathan H. Kagan                           General Member                                       -
James L. Kempner                            General Member                                       -
Sandra A. Lamb                              General Member                                       -
Edgar D. Lagaspi                            General Member                                       -
Michael S. Lise                             General Member                                       -
William R. Loomis, Jr.                      General Member                                       -
Jesses R. Lovejoy                           General Member                                       -
Matthew J. Lustig                           General Member                                       -
Philippe L. Magistretti                     General Member                                       -
Damon Mezzacappa                            General Member                                       -
Christina A.Mohr                            General Member                                       -
Robert P. Morgenthau                        General Member                                       -
Steven J. Niemczyk                          General Member                                       -
Hamish W. M. Norton                         General Member                                       -
Jonathan O'Herron                           General Member                                       -
James A. Paduano                            General Member                                       -
Louis Perlmutter                            General Member                                       -
Robert E. Pell, Jr.                         General Member                                       -
Leter Pollack                               General Member                                       -
Michael J. Price                            General Member                                       -
Steven L. Rattner                           General Member                                       -
John R. Reese                               General Member                                       -
John R. Reinsberg                           General Member                                       -
Louis G. Rice                               General Member                                       -
Luis E. Rinaldini                           General Member                                       -
Bruno M. Roger                              General Member                                       -
Felix G. Rohatyn                            General Member                                       -
Michael S. Rome                             General Member                                       -

                                            Position with Lazard
Name                                        Freres & Co. LLC                              Other Business
----                                        --------------------                          --------------
Gerald Rosenfeld                            General Member                                       -
Peter L. Smith                              General Member                                       -
Arthur P. Soloman                           General Member                                       -
Michael B. Solomon                          General Member                                       -
Edouard M. Stern                            General Member                                       -
Paul A. Street                              General Member                                       -
John S. Tamagni                             General Member                                       -
David L. Tashjian                           General Member                                       -
Joseph M. Thomas                            General Member                                       -
Donald A. Wagner                            General Member                                       -
Ali E. Wambold                              General Member                                       -
Michael A. Wildish                          General Member                                       -
Kendrick R. Wilson, III                     General Member                                       -
Alexander B. Zagoreos                       General Member                                       -

Executive Officers and Directors of Federated Investment Counseling, the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio of the Registrant, are set forth in the following table:

                                            Position with Federated
Name                                        Investment Counseling                         Other Business
----                                        -----------------------                       --------------
John F. Donahue                             Trustee                                              -

J. Christopher Donahue                      Trustee                                              -

Henry J. Gailliot                           Trustee and Chairman                                 -

Mark L. Mallon                              Trustee and President                                -

John W. McGonigle                           Trustee                                              -

Mark D. Olson                               Trustee                                              -

J. Alan Minteer                             Senior Vice President                                -

Robert J. Ostrowski                         Senior Vice President                                -

G. Michael P. Cullen                        Vice President                                       -

Michael P. Donnelly                         Vice President                                       -

Edward C. Gonzales                          Vice President                                       -

Stephen A. Keen                             Vice President and Secretary                         -

Robert K. Kinsey                            Vice President                                       -

Charles A. Ritter                           Vice President                                       -

Christopher J. Smith                        Vice President                                       -

Edward J. Tiedge                            Vice President                                       -

Donna M. Fabiano                            Assistant Vice President                             -

Thomas R. Donahue                           Treasurer and Assistant Secretary                    -

Joseph M. Huber                             Assistant Secretary                                  -

David M. Taylor                             Assistant Secretary                                  -

Richard B. Fisher                           Assistant Treasurer                                  -

Executive Officers and Directors of Fidelity Management & Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with Fidelity
Name                                        Management & Research                          Other Business
----                                        ----------------------                         --------------
J. Gary Burkhead                            Director, President                                  -

Edward C. Johnson 3d                        Director, Chairman of the Board                      -

Peter S. Lynch                              Director, Vice Chairman of the Board                 -

Fred Henning, Jr.                           Senior Vice President                                -

Richard B. Fentin                           Senior Vice President                                -

Richard Haberman                            Senior Vice President                                -

William J. Hayes                            Senior Vice President                                -

Robert A. Lawrence                          Senior Vice President                                -

Arthur S. Loring                            Senior Vice President, Clerk and                     -
                                                 General Counsel                                 -

Robert E. Stansky                           Senior Vice President                                -

Beth F. Terrana                             Senior Vice President                                -

George A. Vanderheiden                      Senior Vice President                                -

Stephen P. Jonas                            Vice President and Treasurer                         -

MID CAP DISCIPLINED EQUITY FUND

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser to the Mid Cap Disciplined Equity Fund of the Registrant, are set forth in the following table:


Name                                        Position with TIMCO                      Other Business
----                                        -------------------                      --------------
Jeffrey B. Lane                             Director and Chairman                    Vice Chairman
                                                                                     Smith Barney Inc.*

Kent A. Kelley                              Director and Chief**                     Not Applicable
                                            Executive Officer

Sandip A. Bhagat                            Director and President**                 Not Applicable

Heath B. McLendon                           Director                                 Managing Director
                                                                                     Smith Barney Inc.*

Jacob E. Hurwitz                            Senior Vice President**                  Not Applicable

Emil Molinaro                               Vice President                           Vice President
                                                                                     Travelers Group Inc.**

Daniel Willey                               Vice President**                         Not Applicable

Gloria G. Williams                          Assistant Vice President**               Not Applicable

Michael F. Rosenbaum                        Corporate Secretary                      Associate General Counsel
                                                                                     Smith Barney Inc.*

Michael Day                                 Treasurer                                Managing Director
                                                                                     Smith Barney Inc.*


 *Address: Smith Barney Inc., 388 Greenwich Street, New York, New York 10013 **Address: One Tower Square, Hartford, Connecticut 01683

Item 29.  Principal Underwriter

Not Applicable.


Item 30.  Location of Accounts and Records

        (1)    Smith Barney Mutual Funds Management Inc.
               388 Greenwich Street
               New York, NY  10013

        (2) Fidelity Investments Institutional Operations Company 82 Devonshire Street
               Boston, MA  02109

        (3)    Fidelity Service Company
               82 Devonshire Street
               Boston, MA  02109

        (4)    Chase Manhattan Bank, N.A.
               Chase MetroTech Center
               Brooklyn, NY

        (5)    PNC Bank, N.A. 200 Stevens Drive Lester, PA 19113

        (6)    Barclay's Bank, PLC 75 Wall Street New York, NY 10265

        (7)    Brown Brothers Harriman & Company
               40 Water Street
               Boston, MA 02109


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, State of Connecticut, on October __, 1997.

                           THE TRAVELERS SERIES TRUST
                           --------------------------
                                  (Registrant)




                                         By: *HEATH B. McLENDON
                                             -------------------------------
                                             Heath B. McLendon
                                             Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on October __, 1997.


*HEATH B. McLENDON                       Chairman of the Board
----------------------------
(Heath B. McLendon)

*KNIGHT EDWARDS                          Trustee
----------------------------
(Knight Edwards)

*ROBERT E. McGILL, III                   Trustee
----------------------------
(Robert E. McGill, III)

*LEWIS MANDELL                           Trustee
----------------------------
(Lewis Mandell)

*FRANCES M. HAWK                         Trustee
----------------------------
(Frances M. Hawk)

*LEWIS E. DAIDONE                        Treasurer
----------------------------
(Lewis E. Daidone)



*By: Ernest J. Wright, Attorney-in-Fact
     Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.           Description                                                           Method of Filing
-------         -----------                                                           ----------------
       1.       Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the
                Registration Statement on Form N-1A, filed April 3, 1996.)

       2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on
                Form N-1A, filed April 3, 1996.)

    5(a).       Investment Advisory Agreement between the U.S. Government
                Securities Portfolio and Travelers Asset Management
                International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the
                Registration Statement on Form N-1A, filed April 3, 1996.)

    5(b).       Investment Advisory Agreement between the Social Awareness Stock
                Portfolio and Smith Barney Mutual Fund Management Inc.
                (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on
                Form N-1A filed on April 25, 1995.)

    5(c). Investment Advisory Agreement between the Utilities Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment
                No. 11 to the Registration Statement on Form N-1A filed on April
                25, 1995.)

    5(d).       Investment Advisory Agreement between the Zero Coupon Bond Fund
                Portfolios of The Trust and Travelers Asset Management
                International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A filed on June 2, 1995.)

    5(e).       Investment Advisory Agreement between MFS Emerging Growth
                Portfolio of the Registrant and Travelers Asset Management
                International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the
                Registration Statement on N-1A filed on July 31, 1996.)

    5(f).       Investment Advisory Agreement between Federated High Yield
                Portfolio of the Registrant and Travelers Asset Management
                International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the
                Registration Statement on N-1A filed on July 31, 1996.)

Exhibit
  No.           Description                                                           Method of Filing
-------         -----------                                                           ----------------
    5(g).       Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International
                Corporation. (Incorporated herein by reference to Exhibit 5(g)
                to Post-Effective Amendment No. 16 to the Registration Statement
                on N-1A filed on July 31, 1996.)

    5(h).       Investment Advisory Agreement between
                Lazard International Stock Portfolio of the Registrant and
                Travelers Asset Management International Corporation.
                (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(i).       Investment Advisory Agreement between Large
                Cap Portfolio of the Registrant and Travelers Asset
                Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective
                Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(j).       Investment Advisory Agreement between Equity
                Income Portfolio of the Registrant and Travelers Asset
                Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective
                Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(k).       Investment Advisory Agreement between Travelers
                Quality Bond Portfolio of the Registrant and Travelers Asset
                Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective
                Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(l).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and Massachusetts Financial Services
                Company as Subadviser to MFS Emerging Growth Portfolio.
                (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(m).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and Federated Investment Counseling as
                Subadviser to Federated High Yield Portfolio. (Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment
                No. 16 to the Registration Statement on N-1A filed on July 31,
                1996.)

Exhibit
  No.           Description                                                             Method of Filing
-------         -----------                                                             ----------------
    5(n).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and Federated Investment Counseling as
                Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to
                the Registration Statement on N-1A filed on July 31, 1996.)

    5(o).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and Lazard Freres Asset Management as
                Subadviser to Lazard International Stock Portfolio.
                (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(p).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and Fidelity Management & Research
                Company as Subadviser to Equity Income Portfolio and Large Cap
                Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(q).       Sub-Subadvisory Agreement between Fidelity
                Management & Research Company and Fidelity
                Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment
                No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    5(r).       Sub-Subadvisory Agreement between Fidelity Management & Research
                Company and Fidelity Management & Research (Far East) Inc.
                (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    5(s).       Investment Advisory Agreement between The Mid-Cap Disciplined
                Equity Fund of the Registrant and Travelers Asset Management
                International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the
                Registration Statement on N-1A filed on October 31, 1996.)

    5(t).       Sub-Advisory Agreement between Travelers Asset Management
                International Corporation and The Travelers Investment
                Management Company, as Subadviser to the Mid-Cap Disciplined
                Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration
                Statement on N-1A filed on October 31, 1996.)

Exhibit
  No.           Description                                                                    Method of Filing
-------         -----------                                                                    ----------------
    5(u).       Investment Advisory Agreement between Travelers Asset                           Electronically
                Management International Corporation and the MFS Mid Cap
                Growth Portfolio of the Registrant.

    5(v).       Sub-Advisory Agreement between Travelers Asset                                  Electronically
                Management International Corporation and Massachusetts
                Financial Services Corporation, as Subadviser for MFS
                Mid Cap Growth Portfolio.

    5(w).       Investment Advisory Agreement between Travelers Asset                           Electronically
                Management International Corporation and the MFS
                Research Portfolio of the Registrant.

    5(x).       Sub-Advisory Agreement between Travelers Asset                                  Electronically
                Management International Corporation and Massachusetts
                Financial Service Corporation, as Subadviser for MFS
                Research Portfolio.

    8(a).       Custody Agreement between the Registrant and Chase Manhattan
                Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21,
                1997.)

    8(b).       Form of Custody Agreement between the Registrant and PNC Bank.
                (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    8(c).       Custody Agreement between the Registrant and Bank of New York.
                (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    8(d).       Custody Agreement between the Registrant and                                    To be filed by
                Barclays Bank PLC.                                                              amendment

    8(e).       Custody Agreement between the Registrant and Brown Brothers
                Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(a).       Transfer and Recordkeeping Agreement between the Registrant and
                The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the
                Registration Statement on Form N-1A, filed April 3, 1996.)

Exhibit
  No.           Description                                                               Method of Filing
-------         -----------                                                               ----------------
    9(b).       Amendment to Transfer and Recordkeeping Agreement between the
                Registrant and The Travelers Insurance Company. (Incorporated
                herein by reference to Exhibit 9(b) to Post-Effective Amendment
                No. 16 to the Registration Statement on N-1A filed on July 31,
                1996.)

    9(c).       Transfer Agent Agreement between Fidelity Investments
                Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

    9(d).       Administrative Services Agreement between the Registrant and The
                Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the
                Registration Statement on N-1A filed on July 31, 1996.)

    9(e).       Service Agent Agreement between Fidelity Service Company and the
                Equity Income Portfolio and Large Cap Portfolio of the
                Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on
                N-1A filed on July 31, 1996.)

    9(f).       Participation Agreement between the Registrant and The Travelers
                Insurance Company. (Incorporated herein by reference to Exhibit
                9(f) to Post-Effective Amendment No. 19 to the Registration
                Statement on Form N-1A filed on April 21, 1997.)

      10. Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on February 28, 1997.)

   11(a).       Consent of Coopers & Lybrand L.L.P., Independent                              To be filed by amendment
                Accountants.

                Consent of KPMG Peat Marwick, LLP, Independent                                To be filed by amendment
                Certified Public Accountants.

                Consent of Price Waterhouse, LLP, Independent                                 To be filed by amendment
                Accountants.

   11(b).       Powers of Attorney authorizing Ernest J. Wright,
                Secretary, or Kathleen A. McGah, Assistant Secretary to be the signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell,
                Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective
                Amendment No. 13 to the Registration Statement on
                Form N-1A, filed April 3, 1996.)

Exhibit
  No.           Description                                                           Method of Filing
-------         -----------                                                           ----------------
                Power of Attorney authorizing Ernest J. Wright or
                Kathleen A. McGah as signatory for Lewis E. Daidone.
                (Incorporated herein by reference to Exhibit 11(b) to Post-
                Effective Amendment No. 18 to the Registration Statement
                on Form N-1A filed on February 24, 1997.)

27. Financial Data Schedule. (Incorporated herein by reference to Exhibit 27 to Post-Effective Amendment No. 19 to the
                Registration Statement on Form N-1A filed on April 21, 1997.)

                                                                    EXHIBIT 5(u)

                                    FORM OF
                         INVESTMENT ADVISORY AGREEMENT
                              ENTERED INTO BETWEEN
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                                      AND
                           THE TRAVELERS SERIES TRUST


         This Investment Advisory Agreement (the "Agreement") is entered into as of _________ __, 1998 by and between The Travelers Series Trust (the "Trust") by itself and on behalf of MFS Mid-Cap Growth Portfolio (the "Portfolio") and Travelers Asset Management International Corporation, a New York corporation ("TAMIC").

         WHEREAS, the Trust desires that TAMIC provide certain investment management and advisory services for the Portfolio; and

         WHEREAS, TAMIC desires to accept such appointment to provide advisory services to the Portfolio in the manner and on the terms set forth in this Agreement.

         NOW, THEREFORE, in consideration of the mutual covenants and agreements set forth in this Agreement, the Trust and TAMIC agree as follows:

         1.      INVESTMENT DESCRIPTION; APPOINTMENT

                 The Trust desires to employ its capital relating to the Portfolio by investing and reinvesting in investments of the kind and in accordance with the investment objective(s), policies and limitations authorized by its Board of Trustees (the "Board") and as specified in the prospectus (the "Prospectus") and the statement of additional information (the "SAI") filed with the Securities and Exchange Commission as part of the Trust's Registration Statement on Form N-1A as may be periodically amended. Copies of the Prospectus and the SAI have been and will be (following amendments) forwarded to TAMIC. The Trust desires to employ and accordingly appoints TAMIC to act as investment adviser to the Portfolio. TAMIC accepts the appointment, and subject to the supervision of the Board, agrees to furnish the services contemplated herein for the compensation set forth below.

         2.      SERVICES AS INVESTMENT ADVISER

                 Subject to the supervision, direction and approval of the Board, TAMIC will manage the investment operations of the Portfolio and will furnish or cause to be furnished to the Trust advice and assistance with respect to the acquisition, holding or disposal of the Portfolio's investments, in accordance with the investment objectives, policies and restrictions as communicated to it by the Board and as are contained in the Prospectus and SAI. It is expressly understood and the Trust, subject to the approval of the Board, hereby agrees that TAMIC may enter into agreements, pursuant to which a duly organized investment adviser (the "Sub-Adviser") may be appointed to provide investment advice or other services to the Portfolio.

TAMIC shall remain responsible for ensuring that each Sub-Adviser conducts its operations in a manner consistent with the terms of this Agreement.

         3.      INFORMATION PROVIDED TO THE COMPANY

                 TAMIC shall keep the Board and the Trust informed of developments materially affecting the Portfolio. In this regard, TAMIC shall provide such periodic reports concerning the obligations assumed under this agreement as the Trust and the Board may from time to time reasonably request. Additionally, TAMIC shall ensure that the Sub-Adviser, at least quarterly, will provide the Board with a written certification that the Portfolio is in compliance with the Portfolio's investment objectives and practices.

         4.      STANDARD OF CARE

                 TAMIC shall exercise its best judgment and shall act in good faith in rendering the services contemplated herein. TAMIC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect TAMIC against any liability to the Trust or the shareholders of the Portfolio to which TAMIC would otherwise be subject by reason of its willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or by reason of TAMIC's disregard of its obligations and duties under this Agreement.

         5.      COMPENSATION

                 In consideration of the services rendered pursuant to this Agreement, the Trust will pay TAMIC an annual fee calculated at 0.80% of the Portfolio's average daily net assets. The parties understand that the fee will be calculated daily and paid monthly. The fee for the period from the Effective Date (defined below) of the Agreement to the end of the month during which the Effective Date occurs shall be prorated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of a month, the fee for such part of that month shall be prorated according to the proportion that such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to TAMIC, the value of the Portfolio's net assets shall be computed at the times and in the manner specified in the Prospectus and/or the SAI.

         6.      EXPENSES

                 TAMIC shall bear all expenses (excluding brokerage costs, custodian fees, auditors fees or other expenses to be borne by either the Portfolio or the Trust) in connection with the performance of its services under this Agreement and shall pay: (a) any sub-investment adviser fee to the Portfolio under any and all Subadvisory Agreement(s), and (b) any other fees required to be paid to any Sub-Adviser. The Trust will bear certain other expenses to be incurred in its operation, including, but not limited to, (i) interest and taxes; (ii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iii) fees and expenses of the Trust's trustees other than those who are "interested persons" of the Trust; (iv) legal and audit expenses; (v) custodian, registrar and transfer agent fees and expenses; (vi) fees and expenses related to the registration and qualification of the Trust and the Portfolio's shares for distribution under state and federal securities laws; (vii) expenses of printing and mailing reports and notices and proxy material to shareholders of the Portfolio; (viii) all other expenses incidental to holding meetings of the Portfolio's shareholders, including proxy solicitations therefor; (ix) insurance premiums for fidelity bond and other coverage; (x) investment management fees; (xi) expenses of typesetting for printing prospectuses and statements of additional information and supplements thereto; (xii) expense of printing and mailing prospectuses and statements of additional information and supplements thereto; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Portfolio is a party and legal obligation that the Portfolio may have to indemnify the Trust's trustees, officers and/or employees or agents with respect thereto. The Trust will bear all other expenses that TAMIC has not specifically assumed hereunder.

         7.      SERVICES TO OTHER COMPANIES OR ACCOUNTS

                 The Trust understands that TAMIC now acts, will continue to act and may act in the future as investment manager or adviser to fiduciary and other managed accounts, and as investment manager or adviser to other investment companies, and the Trust has no objection to TAMIC's so acting, provided that whenever the Trust or the Portfolio and one or more other investment companies or accounts managed or advised by TAMIC have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company or account. The Trust recognizes that in some cases this procedure may adversely affect the size of the position obtainable for an affected Portfolio. The Trust also understands that the persons employed by TAMIC to assist in the performance of TAMIC's duties under this Agreement may not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of TAMIC or any affiliate of TAMIC to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

         8.      TERM OF AGREEMENT

                 This Agreement shall become effective ________ __, 1998 (the "Effective Date") and shall continue for an initial two-year term and shall continue thereafter so long as such continuance is specifically approved at least annually as required by the Investment Company Act of 1940, as amended (the "1940 Act"). This Agreement is terminable, without penalty, on 60 days' written notice, by the Board or by vote of holders of a majority (as defined in the 1940 Act and the rules thereunder) of the outstanding voting securities of the Trust, or upon 60 days' written notice, by TAMIC. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         9.      REPRESENTATIONS

                 The Trust represents that a copy of the Declaration of Trust is on file with the Secretary of the State of Massachusetts. The Trust further represents that it shall maintain compliance with applicable regulatory mandates and reporting requirements, including but not limited to compliance with any reporting required or information requested by the California Commissioner of Insurance. TAMIC also represents that it shall maintain compliance with applicable regulatory mandates including periodic reporting requirements, including but not limited to compliance with any reporting or information requested by the California Commissioner of Insurance.

         10.     MISCELLANEOUS

                 This Agreement may be signed in more than one counterpart. It shall be governed by the laws of the state of Connecticut.

         11.     COOPERATION WITH INVESTIGATIONS

                 TAMIC and the Trust each agree to cooperate with each other in the event that either should become involved in any investigation, legal proceeding, claim, suit, or other similar action arising from the performance of the obligations described in this Agreement.

         12.     COMPLIANCE WITH APPLICABLE LAW

                 TAMIC agrees to conduct itself in a manner consistent with applicable laws and regulation, including but not limited to Sections 2a-7, 5(b), 12, 17, 18, and 36 of the 1940 Act. Additionally, TAMIC shall assume responsibility for ensuring compliance with the applicable investment diversification requirements set forth in both the 1940 Act and Section 817(h) of the Internal Revenue Code of 1986, as amended. TAMIC shall also ensure that its activities are conducted in a manner consistent with a Code of Ethics maintained pursuant to Section 17j-1 of the 1940 Act. TAMIC agrees to use good faith efforts to ensure that any sub-adviser appointed shall adopt and follow a similar Code of Ethics. TAMIC also agrees that it shall conduct its activities in a manner consistent with any No-Action Letter, order or rule promulgated by the SEC applicable to the Trust or the Portfolio.

         13.     LIMITATION OF LIABILITY

                 Except as may otherwise be prohibited by the Investment Company Act of 1940 or other applicable federal securities law, neither TAMIC nor any of its officers, directors, employees or agents shall be subject to any liability to the Trust or any shareholder of the Trust for any error or judgment, mistake of law, or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any services to be rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement. To the extent permitted under federal and state law, the Trust shall hold harmless and indemnify TAMIC for any loss, liability, cost, damage or expense (including reasonable attorneys fees and costs) arising from any claim or demand by any past or present shareholder of the Trust that is not based upon TAMIC's willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Investment Agreement to be signed by their respective officials thereto duly authorized as of the day and year first above written.


                        Travelers Asset Management International Corporation.

                        By:
                             --------------------------------------------------

                        Its:
                             --------------------------------------------------
                             The Travelers Series Trust

                        By:
                             --------------------------------------------------

                        Its:
                             --------------------------------------------------

                                                                    EXHIBIT 5(v)

                                    FORM OF
                       INVESTMENT SUB-ADVISORY AGREEMENT
                              ENTERED INTO BETWEEN
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                                      AND
                    MASSACHUSETTS FINANCIAL SERVICES COMPANY


         This Investment Sub-Advisory Agreement (the "Agreement") dated _________ __, 1998, by and between Travelers Asset Management International Corporation, a corporation duly organized and existing under the laws of the State of New York ("TAMIC"), and Massachusetts Financial Services Company, a corporation duly organized and existing under the laws of the State of Delaware ("Sub-Adviser").

         WHEREAS, TAMIC has entered into an Investment Advisory Agreement dated ______ __, 1998, (the "Investment Advisory Agreement") with The Travelers Series Trust (a Massachusetts business trust, hereinafter referred to as the "Trust"). A copy of such agreement is attached as Exhibit A hereto, pursuant to which TAMIC provides investment management and advisory services to the Trust; and

         WHEREAS, the Investment Advisory Agreement provides that TAMIC may engage a duly organized sub-adviser, to furnish investment information, services and advice to assist TAMIC in carrying out its responsibilities under the Investment Advisory Agreement; and

         WHEREAS, TAMIC desires to retain Sub-Adviser to render investment advisory services to TAMIC in the manner and on the terms set forth in this Agreement, and the Sub-Adviser desires to provide such investment advisory services.

         NOW, THEREFORE, in consideration of the mutual covenants and agreements set forth in this Agreement, TAMIC and Sub-Adviser agree as follows:

         1.    INVESTMENT DESCRIPTION APPOINTMENT

               The Trust, which is divided into segments including the segment known as the MFS Mid-Cap Growth Portfolio (the "Portfolio") desires to employ its capital relating to the Portfolio by investing and reinvesting in investments of the kind and in accordance with the investment(s), policies and limitations specified in the prospectus (the "Prospectus") and the statement of additional information (the "SAI") filed with the Securities and Exchange Commission (the "SEC") as part of the Trust's Registration Statement on Form N-1A, as amended or supplemented from time to time, and in the manner and to the extent as may from time to time be approved by the Board of Trustees of the Trust (the "Board"). TAMIC will supply copies of the Prospectus and the SAI to the Sub-Adviser promptly after the Trust's Registration Statement is declared effective. TAMIC agrees promptly to provide copies of all amendments and supplements to the current Prospectus and the SAI, and copies of any procedures adopted by the Board applicable to the Sub-Adviser and any amendments thereto (the "Board Procedures"), to the Sub-Adviser on an on-going basis. Until TAMIC delivers any such amendment or supplement or Board Procedures, the Sub-Adviser shall be fully protected in relying on the Prospectus and SAI and any Board Procedures, if any, as previously furnished to the Sub-Adviser. In addition, TAMIC shall furnish the Sub-Adviser with a certified copy of any financial statement or report prepared for the Trust with respect to the Portfolio by certified or independent public accountants, and with copies of any financial statements or reports made by the Trust to shareholders or to any state or federal regulatory agency. TAMIC shall also inform the Sub-Adviser of the results of any audits or examinations by regulatory authorities pertaining to the Portfolio. TAMIC further agrees to furnish the Sub-Adviser with any materials or information that the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement.

         TAMIC and the Trust desire to employ and hereby appoint the Sub-Adviser to act as the sub-investment adviser to the Portfolio. The Sub-Adviser accepts the appointment and agrees to furnish the services for the compensation and for the term set forth below. Except as specified herein, the Sub-Adviser agrees that it shall not delegate any material obligation assumed pursuant to this Agreement to any third party without first obtaining the written consent of both the Trust and TAMIC.

         2.    SERVICES AS SUB-ADVISER

               Subject to the supervision, direction and approval of the Board and TAMIC, the Sub-Adviser shall conduct a continual program of investment, evaluation and, if appropriate in its view, the sale and reinvestment of the Portfolio's assets. The Sub-Adviser is authorized, in its sole discretion and without prior consultation with TAMIC, to: (a) obtain and evaluate pertinent economic, financial, and other information affecting the economy generally and certain companies as such information relates to securities which are purchased for or considered for purchase in the Portfolio; (b) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI; (c) make investment decisions for the Portfolio; (d) place purchase and sale orders for portfolio transactions on behalf of the Portfolio and manage otherwise uninvested cash assets of the Portfolio; (e) provide reasonable assistance in the pricing of internally priced securities (securities for which market quotations are not readily available) to the Trust (or its designated agent); (f) execute account documentation, agreements, contracts and other documents as the Sub-Adviser shall be requested by brokers, dealers, counterparties and other persons in connection with its management of the assets of the Portfolio (in such respect, and only for this limited purpose, the Sub-Adviser shall act as TAMIC's and the Trust's agent and attorney-in-fact); and (g) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

         In addition, (i) the Sub-Adviser shall furnish TAMIC or its designee (e.g., the custodian bank for the Portfolio) daily information concerning portfolio transactions and periodic reports concerning transactions and performance of the Portfolio in such form as may be mutually agreed upon from time to time. In addition, the Sub-Adviser agrees to review the performance of the services provided to the Portfolio pursuant to this Agreement and to discuss the management of the Portfolio with TAMIC and the Board as either or both shall reasonably request.

         (ii) Unless TAMIC gives the Sub-Adviser written instructions to the contrary, the Sub-Adviser shall use its good faith judgment in a manner which it reasonably believes best serves the interests of the Portfolio's shareholders to vote or abstain from voting all proxies solicited by or with respect to the issuers of securities in which assets of the Portfolio may be invested.

         (iii) With respect to the provision of services by the Sub-Adviser hereunder, the Sub-Adviser shall maintain and preserve such records related to the Portfolio's transactions as are required under any applicable state or
federal securities law or regulation including:   the Investment Company Act of
1940, as amended (the "1940 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the Investment Advisers Act of 1940, as amended (the "Advisers Act) (collectively, the "Record Retention Rules"). TAMIC shall maintain and preserve all books and other records not related to the Portfolio's transactions as required under the Record Retention Rules. The Sub-Adviser shall furnish to TAMIC all of the information relating to the Sub-Advisory services contemplated hereunder that TAMIC shall reasonably request within a reasonable period of time after TAMIC makes such request. The Sub-Adviser agrees that all records which it maintains under the Record Retention Rules for the Portfolio are the property of the Trust and the Sub-Adviser will surrender, within a reasonable period of time after a request for such records from TAMIC or the Trust, copies of any of such records.

         (iv) The Sub-Adviser understands that (i) shares of the Portfolio will be sold to one or more separate accounts or sub-accounts of The Travelers Insurance Company and Travelers Life and Annuity Company as the funding medium for variable annuity and life contracts; and (ii) the variable annuity and life contracts will not be treated as annuity or life contracts for tax purposes if the Portfolio does not (a) meet the diversification requirements specified in
Section 817(h) of the Internal Revenue Code of 1986, as amended, (the "Code") and Treasury Regulations promulgated thereunder; and (b) qualify as a "regulated investment company" under SubChapter M of the Code.

         Therefore, the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with information provided to it by the Trust's administrator, accountant, custodian or other agent designated by TAMIC as responsible for testing compliance by the Portfolio with applicable investment policies and restrictions and applicable law (the "Compliance Agent") in an effort to ensure that the Fund will, as required, comply with the diversification requirements set forth in Section 817(h) of the Code and Treasury Regulation Section 1.817.5 thereunder, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity and life contracts, and any amendments or other modifications or successor provisions to such Section or Regulations; and the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with information provided to it by the Trust's Compliance Agent, in an effort to ensure that the Portfolio meets and maintains, so long as required by the Code, the requirements for qualification as a Regulated Investment Company under Sub-Chapter M of the Code.

         In addition, the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with applicable investment policies, restrictions and federal and state securities laws based upon information provided to it by TAMIC or the Compliance Agent. In fulfilling its obligations under this Agreement, the Sub-Adviser shall be entitled to rely on and act in accordance with information and instructions, and TAMIC and the Trust agree to hold the Sub-Adviser harmless for any act or omission taken in good faith in reliance on information and instructions, which may standing instructions, provided to it by TAMIC or the Compliance Agent. Such information and instructions shall be conveyed to the Sub-Adviser in a timely manner so as to permit the Sub-Adviser to take such action as may be required in an orderly fashion.

         (v) The Sub-Adviser shall maintain a written code of ethics (the "Code of Ethics") that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, a copy of which it will provide to TAMIC or Trust upon any reasonable request. The Sub-Adviser shall follow such Code of Ethics in all material respects in performing its services under this Agreement and will supply the Board with a quarterly certification with respect to such compliance. Further, the Sub-Adviser represents that it has policies and procedures regarding the detection and prevention of the misuse of material, nonpublic information by the Sub-Adviser and its employees as required by the Insider Trading and Securities Fraud Enforcement Act of 1988.

         (vi) Subject to the provision of clause (iv) above, the Sub-Adviser shall manage the investments of the Portfolio in a manner consistent with applicable investment restrictions contained in the 1940 Act and rule promulgated thereunder, any SEC No-Action Letter or order issued to the Portfolio, and any applicable state securities law or regulation.

         3.    BROKERAGE

               In selecting brokers or dealers (including, if permitted by applicable law and appropriate Board Procedures, any broker or dealer affiliated with either TAMIC or the Sub-Adviser) to execute transactions on behalf of the Portfolio, the Sub-Adviser will seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser will consider factors it deems relevant, including, but not limited to, the breadth and nature of the market in the security, the price of the security, the size of the order, the timing of the transaction, the difficulty of the transaction, the reputation, experience, financial condition and execution capability of the broker or dealer, the quality of the service and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, the Sub-Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Portfolio and/or other accounts over which the Sub-Adviser or its affiliates exercise investment discretion. Nothing in this paragraph shall be deemed to prohibit the Sub-Adviser from paying an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange, broker, or dealer would have charged for effecting that transaction, if the Sub-Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Portfolio and/or other accounts over which the Sub-Adviser or its affiliate exercise investment discretion.

         4.    COMPENSATION

               In consideration of the services rendered pursuant to this Agreement, TAMIC will pay the Sub-Adviser an annual fee calculated at the rate of 0.375 % of the Portfolio's average daily net assets; the fee is calculated daily and paid monthly. The Sub-Adviser shall have no right to obtain compensation directly from the Trust or the Portfolio for services provided hereunder and agrees to look solely to TAMIC for payment of fees due. The fee for the period from the Effective Date (defined below) of the Agreement to the end of the month during which the Effective Date occurs shall be prorated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of a month, the fee for such part of that month shall be prorated according to the proportion that such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to the Sub-Adviser, the value of the Portfolio's net assets shall be computed at the times and in the manner specified in the Prospectus and/or the SAI.

         5.    EXPENSES

               The Sub-Adviser shall bear all expenses (excluding brokerage costs, custodian fees, auditors fees or other expenses to be borne by the Portfolio or the Trust) in connection with the performance of its services under this Agreement including, but not limited to, (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully; and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the investment affairs of the Portfolio (excluding determination of net asset values and shareholder accounting services). The Portfolio will bear certain other expenses to be incurred in its operation, including, but not limited to, (i) interest and taxes; (ii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iii) fees and expenses of the Trust's trustees other than those who are "interested persons" of the Trust, TAMIC, the Sub-Adviser; (iv) legal and audit expenses; (v) custodian, registrar and transfer agent fees and expenses; (vi) fees and expenses related to the registration and qualification of the Trust and the Portfolio's shares for distribution under state and federal securities laws; (vii) expenses of printing and mailing reports and notices and proxy material to shareholders of the Portfolio; (viii) all other expenses incidental to holding meetings of the Portfolio's shareholders, including proxy solicitations therefor; (ix) insurance premiums for fidelity bond and other coverage; (x) investment management fees; (xi) expenses of typesetting for printing prospectuses and statements of additional information and supplements thereto; (xii) expense of printing and mailing prospectuses and statements of additional information and supplements thereto; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Portfolio is a party and legal obligations that the Portfolio may have to indemnify the Trust's trustees, officers and/or employees or agents with respect thereto. All other expenses that neither the Sub-Adviser nor TAMIC (pursuant to the Investment Advisory Agreement) assumes will be borne by the Portfolio or the Trust.

         6.    STANDARD OF CARE

               The Sub-Adviser shall exercise reasonable care in rendering the services it agrees to provide under this Agreement. Neither the Sub-Adviser nor its officers, directors, employees, agents, legal representatives or persons controlled by it (collectively, the "Related Persons") shall be liable for or subject to any damages, expenses, or losses in connection with any error of judgment or mistake of law or for any loss suffered by the Trust, the Portfolio or TAMIC or any shareholder, director, trustee or officer thereof, in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to TAMIC, the Trust or to the shareholders of the Trust to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

         7.    LIABILITY

               TAMIC shall hold harmless and indemnify Sub-Adviser and each Related Person against any loss, liability, claim, cost, damage or expense (including reasonable investigation and defense costs and reasonable attorneys fees and costs) arising by reason of any matter to which this Agreement relates unless the Sub-Adviser is found to have violated its standard of care as specified in Section 6 of this Agreement. The Sub-Adviser shall hold harmless the Trust and TAMIC for any loss, liability, cost, damage, or expenses arising from any claim resulting from the Sub-Adviser's violation of its standard of care as specified in Section 6 of this Agreement.

         Promptly after receipt by a party seeking to be indemnified under this
Section 7 (the "Indemnified Party") of notice of the commencement of any action, the Indemnified Party shall, if a claim in respect thereof is to be made against a party against whom indemnification is sought under this Section 7 (the "Indemnifying Party"), notify the Indemnifying Party in writing of the commencement thereof; but the omission to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under the provisions hereof, and shall relieve it from liability hereunder only to the extent that such omission results in the forfeiture by the Indemnifying Party of rights or defenses with respect to such action.

         In any action or proceeding, following provision of proper notice by the Indemnified Party of the existence of such action, the Indemnifying Party shall be entitled to participate in any such action and, to the extent that it shall wish, participate jointly with any other Indemnifying Party similarly notified, to assume the defense thereof, with counsel of its choice (unless any conflict of interest requires the appointment of separate counsel), and after notice from the Indemnifying Party to such Indemnified Party of its election to assume the defense of the action, the Indemnifying Party shall not be liable to such Indemnified Party hereunder for any legal expense of the other counsel subsequently incurred by such Indemnified Party in connection with the defense thereof without the Indemnifying Party's consent. The Indemnifying Party shall cooperate in the defense or settlement of claims so assumed. The Indemnifying Party shall not be liable hereunder for the settlement by the Indemnified Party for any claim or demand unless it has previously approved the settlement or it has been notified of such claim or demand and has failed to provide a defense in accordance with the provisions hereof. In the event that any proceeding against the Indemnified Party shall be commenced by the Indemnifying Party in connection with this Agreement, or the transactions contemplated hereunder, and such proceeding shall be finally determined by a court of competent jurisdiction in favor of the Indemnifying Party, the Indemnified Party shall be liable to the Indemnifying Party for any reasonable attorney's fees and court costs relating to such proceedings.

         The indemnifications provided in this Section 7 shall survive the termination of this Agreement.

         8.    TERM OF AGREEMENT

         This Agreement shall become effective ____________, 1998, (the "Effective Date") and shall continue for an initial two-year term and shall continue thereafter so long as such continuance is specifically approved at least annually as required by the 1940 Act. This Agreement is terminable, without penalty, on 60 days' written notice, by the Board or by vote of holders of a majority (as defined in the 1940 Act and the rules thereunder) of the outstanding voting securities of the Trust, or upon 60 days' written notice, by the Sub-Adviser. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         If the Board of Trustees fails to approve the Agreement or any continuance of the Agreement, Sub-Adviser will continue to act as investment subadviser with respect to the Portfolio pending the required approval of the Agreement or its continuance or of any contract with Sub-Adviser or a different adviser or subadviser or other definitive action, provided that the compensation received by Sub-Adviser in respect of such Portfolio during such period is in compliance with Rule 15a-4 under the Investment Company Act.

         9.    SERVICES TO OTHER COMPANIES OR ACCOUNTS

               TAMIC understands that the Sub-Adviser acts, will continue to act and may act in the future as investment manager or adviser to fiduciary and other managed accounts, as an investment manager or adviser to other investment companies, including any offshore entities, or accounts. TAMIC has no objection to the Sub-Adviser's so acting, provided that whenever the Portfolio and one or more other investment companies or accounts managed or advised by the Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. TAMIC recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Portfolio. In addition, TAMIC understands that the persons employed by the Sub-Adviser to assist in the performance of the Sub-Adviser's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Sub-Adviser or any affiliate of the Sub-Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. This Agreement shall not in any way limit or restrict Sub-Adviser or any of its directors, officers, employees, or agents from buying, selling or trading any securities or other investment instruments for its or their own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by Sub-Adviser of its duties and obligations under this Agreement.

         10.   COOPERATION WITH REGULATORY AUTHORITIES OR OTHER ACTIONS

               The parties to this Agreement each agree to cooperate in a reasonable manner with each other (unless their interests are in conflict) in the event that any of them should become involved in a legal, administrative, judicial or regulatory action, claim, or suit as a result of performing its obligations under this Agreement.

         11.   REPRESENTATIONS, COVENANTS AND WARRANTIES OF TAMIC

         TAMIC represents and warrants to the Sub-Adviser as follows:
               a. TAMIC is registered as an investment adviser under the Advisers Act;
               b. TAMIC is a corporation duly organized and validly existing under the laws of the State of New York with the power to own and possess its assets and carry on its business as it is now being conducted;
               c. The execution, delivery and performance by TAMIC of this Agreement are within TAMIC's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of TAMIC for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (i) any provision of applicable law, rule or regulation; (ii) TAMIC's Articles of Incorporation or By-Laws; or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon TAMIC;
               d.   This Agreement is a valid and binding Agreement of TAMIC;
               e. TAMIC has provided the Sub-Adviser with a copy of its Form ADV as most recently filed with the SEC and TAMIC further represents that it will, within a reasonable time after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendments to the Sub-Adviser. The information contained in TAMIC's Form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under this they were made, not misleading;
               f. TAMIC acknowledges that it received a copy of the Sub-Adviser's current Form ADV, at least 48 hours prior to the execution of this Agreement and has delivered a copy of the same to the Trust.

         12.   REPRESENTATIONS, COVENANTS AND WARRANTIES OF SUB-ADVISER

               a. The Sub-Adviser is registered as an investment adviser under the Advisers Act;
               b. The Sub-Adviser is a corporation duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted;
               c. The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (i) any provision of applicable law, rule or regulation; (ii) the Sub-Adviser's Articles of Incorporation or By-Laws; or
                    (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Sub-Adviser;
               d. This Agreement is a valid and binding Agreement of the Sub-Adviser;
               e. The Sub-Adviser has provided TAMIC with a copy of its Form ADV as most recently filed with the SEC and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendments to TAMIC. The information contained in the Sub-Adviser's form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;
               f. The Sub-Adviser acknowledges that it received a copy of TAMIC's current Form ADV.

         13.   COMPLIANCE WITH APPLICABLE LAW

               TAMIC agrees to conduct its obligations under this Agreement in a manner consistent with applicable laws and regulations, including but not limited to Sections 2a-7, 5(b), 12, 17, 18, and 36 of the 1940 Act. TAMIC shall conduct its investment advisory activities in a manner consistent with a Code of Ethics maintained pursuant to Section 17j-1 of the 1940 Act. TAMIC agrees to use good faith efforts to ensure that any other sub-adviser of the Trust appointed shall adopt and follow a similar Code of Ethics. TAMIC also agrees that it shall conduct its activities in a manner consistent with any No-Action Letter, or order issued to the Trust or any of the Portfolios.

         14.   MISCELLANEOUS

               This Agreement may be signed in one or more counterpart.

               The Trust represents that a copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

               This Agreement shall be governed by the laws of the State of Connecticut.

               Each party agrees to comply with all applicable reporting requirements pursuant to state and federal laws and regulations.

               All representations and warranties made by the sub-Adviser and TAMIC herein shall survive for the duration of this Agreement and the parties hereto shall immediately notify, but in no event later than five (5) days, each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true.

         15.   USE OF NAME

               The Trust and TAMIC, together with its subsidiaries and affiliates may use the names "Massachusetts Financial Services Company" or "MFS" or any derivative thereof or logo associated therewith in offering materials of the Portfolio only with the prior approval of the Sub-Adviser and only for so long as this Agreement or any extension, renewal, or amendment hereof remains in effect. At such time as this Agreement shall no longer be in effect, the Trust and TAMIC together with its subsidiaries and affiliates each agree that they shall cease to use such names or any other name indicating that it is advised by or otherwise connected with the Sub-Adviser and shall promptly change its name accordingly. The Trust acknowledges that it has adopted the name "Massachusetts Financial Services Company" or "MFS" or any derivative thereof or logo associated therewith in offering materials of the Portfolio only with the prior approval of the Sub-Adviser and through permission of the Sub-Adviser, and agrees that the Sub-Adviser reserves to itself and any successor to its business the right to grant the non-exclusive right to use the aforementioned names or any similar names to any other corporation or entity, including but not limited to any investment company of which the Sub-Adviser or any subsidiary or affiliate thereof or any successor to the business of any thereof shall be the investment advisor.

         IN WITNESS WHEREOF, the parties hereto have caused this Investment Sub-Advisory Agreement to be signed by their respective officials thereunto duly authorized as of the day and year first above written.


                         Travelers Asset Management International Corporation

                         By:
                             ------------------------------------------------
                         Its:
                              -----------------------------------------------

                         Massachusetts Financial Services Company

                         By:
                             ------------------------------------------------
                         Its:
                              -----------------------------------------------

                                                                    EXHIBIT 5(w)


                                    FORM OF
                         INVESTMENT ADVISORY AGREEMENT
                              ENTERED INTO BETWEEN
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                                      AND
                           THE TRAVELERS SERIES TRUST


         This Investment Advisory Agreement (the "Agreement") is entered into as of _________ __, 1998 by and between The Travelers Series Trust (the "Trust") by itself and on behalf of MFS Research Portfolio (the "Portfolio") and Travelers Asset Management International Corporation, a New York corporation ("TAMIC").

         WHEREAS, the Trust desires that TAMIC provide certain investment management and advisory services for the Portfolio; and

         WHEREAS, TAMIC desires to accept such appointment to provide advisory services to the Portfolio in the manner and on the terms set forth in this Agreement.

         NOW, THEREFORE, in consideration of the mutual covenants and agreements set forth in this Agreement, the Trust and TAMIC agree as follows:

         1.      INVESTMENT DESCRIPTION; APPOINTMENT

                 The Trust desires to employ its capital relating to the Portfolio by investing and reinvesting in investments of the kind and in accordance with the investment objective(s), policies and limitations authorized by its Board of Trustees (the "Board") and as specified in the prospectus (the "Prospectus") and the statement of additional information (the "SAI") filed with the Securities and Exchange Commission as part of the Trust's Registration Statement on Form N-1A as may be periodically amended. Copies of the Prospectus and the SAI have been and will be (following amendments) forwarded to TAMIC. The Trust desires to employ and accordingly appoints TAMIC to act as investment adviser to the Portfolio. TAMIC accepts the appointment, and subject to the supervision of the Board, agrees to furnish the services contemplated herein for the compensation set forth below.

         2.      SERVICES AS INVESTMENT ADVISER

                 Subject to the supervision, direction and approval of the Board, TAMIC will manage the investment operations of the Portfolio and will furnish or cause to be furnished to the Trust advice and assistance with respect to the acquisition, holding or disposal of the Portfolio's investments, in accordance with the investment objectives, policies and restrictions as communicated to it by the Board and as are contained in the Prospectus and SAI. It is expressly understood and the Trust, subject to the approval of the Board, hereby agrees that TAMIC may enter into agreements, pursuant to which a duly organized investment adviser (the "Sub-Adviser") may be appointed to provide investment advice or other services to the Portfolio.

TAMIC shall remain responsible for ensuring that each Sub-Adviser conducts its operations in a manner consistent with the terms of this Agreement.

         3.      INFORMATION PROVIDED TO THE COMPANY

                 TAMIC shall keep the Board and the Trust informed of developments materially affecting the Portfolio. In this regard, TAMIC shall provide such periodic reports concerning the obligations assumed under this agreement as the Trust and the Board may from time to time reasonably request. Additionally, TAMIC shall ensure that the Sub-Adviser, at least quarterly, will provide the Board with a written certification that the Portfolio is in compliance with the Portfolio's investment objectives and practices.

         4.      STANDARD OF CARE

                 TAMIC shall exercise its best judgment and shall act in good faith in rendering the services contemplated herein. TAMIC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect TAMIC against any liability to the Trust or the shareholders of the Portfolio to which TAMIC would otherwise be subject by reason of its willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or by reason of TAMIC's disregard of its obligations and duties under this Agreement.

         5.      COMPENSATION

                 In consideration of the services rendered pursuant to this Agreement, the Trust will pay TAMIC an annual fee calculated at 0.80% of the Portfolio's average daily net assets. The parties understand that the fee will be calculated daily and paid monthly. The fee for the period from the Effective Date (defined below) of the Agreement to the end of the month during which the Effective Date occurs shall be prorated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of a month, the fee for such part of that month shall be prorated according to the proportion that such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to TAMIC, the value of the Portfolio's net assets shall be computed at the times and in the manner specified in the Prospectus and/or the SAI.

         6.      EXPENSES

                 TAMIC shall bear all expenses (excluding brokerage costs, custodian fees, auditors fees or other expenses to be borne by either the Portfolio or the Trust) in connection with the performance of its services under this Agreement and shall pay: (a) any sub-investment adviser fee to the Portfolio under any and all Subadvisory Agreement(s), and (b) any other fees required to be paid to any Sub-Adviser. The Trust will bear certain other expenses to be incurred in its operation, including, but not limited to, (i) interest and taxes; (ii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iii) fees and expenses of the Trust's trustees other than those who are "interested persons" of the Trust; (iv) legal and audit expenses; (v) custodian, registrar and transfer agent fees and expenses; (vi) fees and expenses related to the registration and qualification of the Trust and the Portfolio's shares for distribution under state and federal securities laws; (vii) expenses of printing and mailing reports and notices and proxy material to shareholders of the Portfolio; (viii) all other expenses incidental to holding meetings of the Portfolio's shareholders, including proxy solicitations therefor; (ix) insurance premiums for fidelity bond and other coverage; (x) investment management fees; (xi) expenses of typesetting for printing prospectuses and statements of additional information and supplements thereto; (xii) expense of printing and mailing prospectuses and statements of additional information and supplements thereto; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Portfolio is a party and legal obligation that the Portfolio may have to indemnify the Trust's trustees, officers and/or employees or agents with respect thereto. The Trust will bear all other expenses that TAMIC has not specifically assumed hereunder.

         7.      SERVICES TO OTHER COMPANIES OR ACCOUNTS

                 The Trust understands that TAMIC now acts, will continue to act and may act in the future as investment manager or adviser to fiduciary and other managed accounts, and as investment manager or adviser to other investment companies, and the Trust has no objection to TAMIC's so acting, provided that whenever the Trust or the Portfolio and one or more other investment companies or accounts managed or advised by TAMIC have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company or account. The Trust recognizes that in some cases this procedure may adversely affect the size of the position obtainable for an affected Portfolio. The Trust also understands that the persons employed by TAMIC to assist in the performance of TAMIC's duties under this Agreement may not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of TAMIC or any affiliate of TAMIC to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

         8.      TERM OF AGREEMENT

                 This Agreement shall become effective ________ __, 1998 (the "Effective Date") and shall continue for an initial two-year term and shall continue thereafter so long as such continuance is specifically approved at least annually as required by the Investment Company Act of 1940, as amended (the "1940 Act"). This Agreement is terminable, without penalty, on 60 days' written notice, by the Board or by vote of holders of a majority (as defined in the 1940 Act and the rules thereunder) of the outstanding voting securities of the Trust, or upon 60 days' written notice, by TAMIC. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         9.      REPRESENTATIONS

                 The Trust represents that a copy of the Declaration of Trust is on file with the Secretary of the State of Massachusetts. The Trust further represents that it shall maintain compliance with applicable regulatory mandates and reporting requirements, including but not limited to compliance with any reporting required or information requested by the California Commissioner of Insurance. TAMIC also represents that it shall maintain compliance with applicable regulatory mandates including periodic reporting requirements, including but not limited to compliance with any reporting or information requested by the California Commissioner of Insurance.

         10.     MISCELLANEOUS

                 This Agreement may be signed in more than one counterpart. It shall be governed by the laws of the state of Connecticut.

         11.     COOPERATION WITH INVESTIGATIONS

                 TAMIC and the Trust each agree to cooperate with each other in the event that either should become involved in any investigation, legal proceeding, claim, suit, or other similar action arising from the performance of the obligations described in this Agreement.

         12.     COMPLIANCE WITH APPLICABLE LAW

                 TAMIC agrees to conduct itself in a manner consistent with applicable laws and regulation, including but not limited to Sections 2a-7, 5(b), 12, 17, 18, and 36 of the 1940 Act. Additionally, TAMIC shall assume responsibility for ensuring compliance with the applicable investment diversification requirements set forth in both the 1940 Act and Section 817(h) of the Internal Revenue Code of 1986, as amended. TAMIC shall also ensure that its activities are conducted in a manner consistent with a Code of Ethics maintained pursuant to Section 17j-1 of the 1940 Act. TAMIC agrees to use good faith efforts to ensure that any sub-adviser appointed shall adopt and follow a similar Code of Ethics. TAMIC also agrees that it shall conduct its activities in a manner consistent with any No-Action Letter, order or rule promulgated by the SEC applicable to the Trust or the Portfolio.

         13.     LIMITATION OF LIABILITY

                 Except as may otherwise be prohibited by the Investment Company Act of 1940 or other applicable federal securities law, neither TAMIC nor any of its officers, directors, employees or agents shall be subject to any liability to the Trust or any shareholder of the Trust for any error or judgment, mistake of law, or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any services to be rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement. To the extent permitted under federal and state law, the Trust shall hold harmless and indemnify TAMIC for any loss, liability, cost, damage or expense (including reasonable attorneys fees and costs) arising from any claim or demand by any past or present shareholder of the Trust that is not based upon TAMIC's willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Investment Agreement to be signed by their respective officials thereto duly authorized as of the day and year first above written.



                        Travelers Asset Management International Corporation.

                        By:
                             --------------------------------------------------

                        Its:
                             --------------------------------------------------
                             The Travelers Series Trust

                        By:
                             --------------------------------------------------

                        Its:
                             --------------------------------------------------

                                                                    EXHIBIT 5(x)

                                    FORM OF
                       INVESTMENT SUB-ADVISORY AGREEMENT
                              ENTERED INTO BETWEEN
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                                      AND
                    MASSACHUSETTS FINANCIAL SERVICES COMPANY


         This Investment Sub-Advisory Agreement (the "Agreement") dated _________, 1998, by and between Travelers Asset Management International Corporation, a corporation duly organized and existing under the laws of the State of New York ("TAMIC"), and Massachusetts Financial Services Company, a corporation duly organized and existing under the laws of the State of Delaware ("Sub-Adviser").

         WHEREAS, TAMIC has entered into an Investment Advisory Agreement dated ______ __, 1998, (the "Investment Advisory Agreement") with The Travelers Series Trust (a Massachusetts business trust, hereinafter referred to as the "Trust"). A copy of such agreement is attached as Exhibit A hereto, pursuant to which TAMIC provides investment management and advisory services to the Trust; and

         WHEREAS, the Investment Advisory Agreement provides that TAMIC may engage a duly organized sub-adviser, to furnish investment information, services and advice to assist TAMIC in carrying out its responsibilities under the Investment Advisory Agreement; and

         WHEREAS, TAMIC desires to retain Sub-Adviser to render investment advisory services to TAMIC in the manner and on the terms set forth in this Agreement, and the Sub-Adviser desires to provide such investment advisory services.

         NOW, THEREFORE, in consideration of the mutual covenants and agreements set forth in this Agreement, TAMIC and Sub-Adviser agree as follows:

         1.    INVESTMENT DESCRIPTION APPOINTMENT

               The Trust, which is divided into segments including the segment known as the MFS Research Portfolio (the "Portfolio") desires to employ its capital relating to the Portfolio by investing and reinvesting in investments of the kind and in accordance with the investment(s), policies and limitations specified in the prospectus (the "Prospectus") and the statement of additional information (the "SAI") filed with the Securities and Exchange Commission (the "SEC") as part of the Trust's Registration Statement on Form N-1A, as amended or supplemented from time to time, and in the manner and to the extent as may from time to time be approved by the Board of Trustees of the Trust (the "Board"). TAMIC will supply copies of the Prospectus and the SAI to the Sub-Adviser promptly after the Trust's Registration Statement is declared effective. TAMIC agrees promptly to provide copies of all amendments and supplements to the current Prospectus and the SAI, and copies of any procedures adopted by the Board applicable to the Sub-Adviser and any amendments thereto (the "Board Procedures"), to the Sub-Adviser on an on-going basis. Until TAMIC delivers any such amendment or supplement or Board Procedures, the Sub-Adviser shall be fully protected in relying on the Prospectus and SAI and any Board Procedures, if any, as previously furnished to the Sub-Adviser. In addition, TAMIC shall furnish the Sub-Adviser with a certified copy of any financial statement or report prepared for the Trust with respect to the Portfolio by certified or independent public accountants, and with copies of any financial statements or reports made by the Trust to shareholders or to any state or federal regulatory agency. TAMIC shall also inform the Sub-Adviser of the results of any audits or examinations by regulatory authorities pertaining to the Portfolio. TAMIC further agrees to furnish the Sub-Adviser with any materials or information that the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement.

         TAMIC and the Trust desire to employ and hereby appoint the Sub-Adviser to act as the sub-investment adviser to the Portfolio. The Sub-Adviser accepts the appointment and agrees to furnish the services for the compensation and for the term set forth below. Except as specified herein, the Sub-Adviser agrees that it shall not delegate any material obligation assumed pursuant to this Agreement to any third party without first obtaining the written consent of both the Trust and TAMIC.

         2.    SERVICES AS SUB-ADVISER

               Subject to the supervision, direction and approval of the Board and TAMIC, the Sub-Adviser shall conduct a continual program of investment, evaluation and, if appropriate in its view, the sale and reinvestment of the Portfolio's assets. The Sub-Adviser is authorized, in its sole discretion and without prior consultation with TAMIC, to: (a) obtain and evaluate pertinent economic, financial, and other information affecting the economy generally and certain companies as such information relates to securities which are purchased for or considered for purchase in the Portfolio; (b) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI; (c) make investment decisions for the Portfolio; (d) place purchase and sale orders for portfolio transactions on behalf of the Portfolio and manage otherwise uninvested cash assets of the Portfolio; (e) provide reasonable assistance in the pricing of internally priced securities (securities for which market quotations are not readily available) to the Trust (or its designated agent); (f) execute account documentation, agreements, contracts and other documents as the Sub-Adviser shall be requested by brokers, dealers, counterparties and other persons in connection with its management of the assets of the Portfolio (in such respect, and only for this limited purpose, the Sub-Adviser shall act as TAMIC's and the Trust's agent and attorney-in-fact); and (g) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

         In addition, (i) the Sub-Adviser shall furnish TAMIC or its designee (e.g., the custodian bank for the Portfolio) daily information concerning portfolio transactions and periodic reports concerning transactions and performance of the Portfolio in such form as may be mutually agreed upon from time to time. In addition, the Sub-Adviser agrees to review the performance of the services provided to the Portfolio pursuant to this Agreement and to discuss the management of the Portfolio with TAMIC and the Board as either or both shall reasonably request.

         (ii) Unless TAMIC gives the Sub-Adviser written instructions to the contrary, the Sub-Adviser shall use its good faith judgment in a manner which it reasonably believes best serves the interests of the Portfolio's shareholders to vote or abstain from voting all proxies solicited by or with respect to the issuers of securities in which assets of the Portfolio may be invested.

         (iii) With respect to the provision of services by the Sub-Adviser hereunder, the Sub-Adviser shall maintain and preserve such records related to the Portfolio's transactions as are required under any applicable state or federal securities law or regulation including: the Investment Company Act of 1940, as amended (the "1940 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the Investment Advisers Act of 1940, as amended (the "Advisers Act) (collectively, the "Record Retention Rules"). TAMIC shall maintain and preserve all books and other records not related to the Portfolio's transactions as required under the Record Retention Rules. The Sub-Adviser shall furnish to TAMIC all of the information relating to the Sub-Advisory services contemplated hereunder that TAMIC shall reasonably request within a reasonable period of time after TAMIC makes such request. The Sub-Adviser agrees that all records which it maintains under the Record Retention Rules for the Portfolio are the property of the Trust and the Sub-Adviser will surrender, within a reasonable period of time after a request for such records from TAMIC or the Trust, copies of any of such records.

         (iv) The Sub-Adviser understands that (i) shares of the Portfolio will be sold to one or more separate accounts or sub-accounts of The Travelers Insurance Company and Travelers Life and Annuity Company as the funding medium for variable annuity and life contracts; and (ii) the variable annuity and life contracts will not be treated as annuity or life contracts for tax purposes if the Portfolio does not (a) meet the diversification requirements specified in
Section 817(h) of the Internal Revenue Code of 1986, as amended, (the "Code") and Treasury Regulations promulgated thereunder; and (b) qualify as a "regulated investment company" under SubChapter M of the Code.

         Therefore, the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with information provided to it by the Trust's administrator, accountant, custodian or other agent designated by TAMIC as responsible for testing compliance by the Portfolio with applicable investment policies and restrictions and applicable law (the "Compliance Agent") in an effort to ensure that the Fund will, as required, comply with the diversification requirements set forth in Section 817(h) of the Code and Treasury Regulation Section 1.817.5 thereunder, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity and life contracts, and any amendments or other modifications or successor provisions to such Section or Regulations; and the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with information provided to it by the Trust's Compliance Agent, in an effort to ensure that the Portfolio meets and maintains, so long as required by the Code, the requirements for qualification as a Regulated Investment Company under Sub-Chapter M of the Code.

         In addition, the Sub-Adviser shall manage and invest the Portfolio's assets in accordance with applicable investment policies, restrictions and federal and state securities laws based upon information provided to it by TAMIC or the Compliance Agent. In fulfilling its obligations under this Agreement, the Sub-Adviser shall be entitled to rely on and act in accordance with information and instructions, and TAMIC and the Trust agree to hold the Sub-Adviser harmless for any act or omission taken in good faith in reliance on information and instructions, which may standing instructions, provided to it by TAMIC or the Compliance Agent. Such information and instructions shall be conveyed to the Sub-Adviser in a timely manner so as to permit the Sub-Adviser to take such action as may be required in an orderly fashion.

         (v) The Sub-Adviser shall maintain a written code of ethics (the "Code of Ethics") that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, a copy of which it will provide to TAMIC or Trust upon any reasonable request. The Sub-Adviser shall follow such Code of Ethics in all material respects in performing its services under this Agreement and will supply the Board with a quarterly certification with respect to such compliance. Further, the Sub-Adviser represents that it has policies and procedures regarding the detection and prevention of the misuse of material, nonpublic information by the Sub-Adviser and its employees as required by the Insider Trading and Securities Fraud Enforcement Act of 1988.

         (vi) Subject to the provision of clause (iv) above, the Sub-Adviser shall manage the investments of the Portfolio in a manner consistent with applicable investment restrictions contained in the 1940 Act and rule promulgated thereunder, any SEC No-Action Letter or order issued to the Portfolio, and any applicable state securities law or regulation.

         3.    BROKERAGE

               In selecting brokers or dealers (including, if permitted by applicable law and appropriate Board Procedures, any broker or dealer affiliated with either TAMIC or the Sub-Adviser) to execute transactions on behalf of the Portfolio, the Sub-Adviser will seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser will consider factors it deems relevant, including, but not limited to, the breadth and nature of the market in the security, the price of the security, the size of the order, the timing of the transaction, the difficulty of the transaction, the reputation, experience, financial condition and execution capability of the broker or dealer, the quality of the service and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, the Sub-Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Portfolio and/or other accounts over which the Sub-Adviser or its affiliates exercise investment discretion. Nothing in this paragraph shall be deemed to prohibit the Sub-Adviser from paying an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange, broker, or dealer would have charged for effecting that transaction, if the Sub-Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Portfolio and/or other accounts over which the Sub-Adviser or its affiliate exercise investment discretion.

         4.    COMPENSATION

               In consideration of the services rendered pursuant to this Agreement, TAMIC will pay the Sub-Adviser an annual fee calculated at the rate of 0.375 % of the Portfolio's average daily net assets; the fee is calculated daily and paid monthly. The Sub-Adviser shall have no right to obtain compensation directly from the Trust or the Portfolio for services provided hereunder and agrees to look solely to TAMIC for payment of fees due. The fee for the period from the Effective Date (defined below) of the Agreement to the end of the month during which the Effective Date occurs shall be prorated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of a month, the fee for such part of that month shall be prorated according to the proportion that such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to the Sub-Adviser, the value of the Portfolio's net assets shall be computed at the times and in the manner specified in the Prospectus and/or the SAI.

         5.    EXPENSES

               The Sub-Adviser shall bear all expenses (excluding brokerage costs, custodian fees, auditors fees or other expenses to be borne by the Portfolio or the Trust) in connection with the performance of its services under this Agreement including, but not limited to, (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully; and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the investment affairs of the Portfolio (excluding determination of net asset values and shareholder accounting services). The Portfolio will bear certain other expenses to be incurred in its operation, including, but not limited to, (i) interest and taxes; (ii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; (iii) fees and expenses of the Trust's trustees other than those who are "interested persons" of the Trust, TAMIC, the Sub-Adviser; (iv) legal and audit expenses; (v) custodian, registrar and transfer agent fees and expenses; (vi) fees and expenses related to the registration and qualification of the Trust and the Portfolio's shares for distribution under state and federal securities laws; (vii) expenses of printing and mailing reports and notices and proxy material to shareholders of the Portfolio; (viii) all other expenses incidental to holding meetings of the Portfolio's shareholders, including proxy solicitations therefor; (ix) insurance premiums for fidelity bond and other coverage; (x) investment management fees; (xi) expenses of typesetting for printing prospectuses and statements of additional information and supplements thereto; (xii) expense of printing and mailing prospectuses and statements of additional information and supplements thereto; and (xiii) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Portfolio is a party and legal obligations that the Portfolio may have to indemnify the Trust's trustees, officers and/or employees or agents with respect thereto. All other expenses that neither the Sub-Adviser nor TAMIC (pursuant to the Investment Advisory Agreement) assumes will be borne by the Portfolio or the Trust.

         6.    STANDARD OF CARE

               The Sub-Adviser shall exercise reasonable care in rendering the services it agrees to provide under this Agreement. Neither the Sub-Adviser nor its officers, directors, employees, agents, legal representatives or persons controlled by it (collectively, the "Related Persons") shall be liable for or subject to any damages, expenses, or losses in connection with any error of judgment or mistake of law or for any loss suffered by the Trust, the Portfolio or TAMIC or any shareholder, director, trustee or officer thereof, in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to TAMIC, the Trust or to the shareholders of the Trust to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

         7.    LIABILITY

               TAMIC shall hold harmless and indemnify Sub-Adviser and each Related Person against any loss, liability, claim, cost, damage or expense (including reasonable investigation and defense costs and reasonable attorneys fees and costs) arising by reason of any matter to which this Agreement relates unless the Sub-Adviser is found to have violated its standard of care as specified in Section 6 of this Agreement. The Sub-Adviser shall hold harmless the Trust and TAMIC for any loss, liability, cost, damage, or expenses arising from any claim resulting from the Sub-Adviser's violation of its standard of care as specified in Section 6 of this Agreement.

         Promptly after receipt by a party seeking to be indemnified under this
Section 7 (the "Indemnified Party") of notice of the commencement of any action, the Indemnified Party shall, if a claim in respect thereof is to be made against a party against whom indemnification is sought under this Section 7 (the "Indemnifying Party"), notify the Indemnifying Party in writing of the commencement thereof; but the omission to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under the provisions hereof, and shall relieve it from liability hereunder only to the extent that such omission results in the forfeiture by the Indemnifying Party of rights or defenses with respect to such action.

         In any action or proceeding, following provision of proper notice by the Indemnified Party of the existence of such action, the Indemnifying Party shall be entitled to participate in any such action and, to the extent that it shall wish, participate jointly with any other Indemnifying Party similarly notified, to assume the defense thereof, with counsel of its choice (unless any conflict of interest requires the appointment of separate counsel), and after notice from the Indemnifying Party to such Indemnified Party of its election to assume the defense of the action, the Indemnifying Party shall not be liable to such Indemnified Party hereunder for any legal expense of the other counsel subsequently incurred by such Indemnified Party in connection with the defense thereof without the Indemnifying Party's consent. The Indemnifying Party shall cooperate in the defense or settlement of claims so assumed. The Indemnifying Party shall not be liable hereunder for the settlement by the Indemnified Party for any claim or demand unless it has previously approved the settlement or it has been notified of such claim or demand and has failed to provide a defense in accordance with the provisions hereof. In the event that any proceeding against the Indemnified Party shall be commenced by the Indemnifying Party in connection with this Agreement, or the transactions contemplated hereunder, and such proceeding shall be finally determined by a court of competent jurisdiction in favor of the Indemnifying Party, the Indemnified Party shall be liable to the Indemnifying Party for any reasonable attorney's fees and court costs relating to such proceedings.

         The indemnifications provided in this Section 7 shall survive the termination of this Agreement.

         8.    TERM OF AGREEMENT

         This Agreement shall become effective ____________, 1998, (the "Effective Date") and shall continue for an initial two-year term and shall continue thereafter so long as such continuance is specifically approved at least annually as required by the 1940 Act. This Agreement is terminable, without penalty, on 60 days' written notice, by the Board or by vote of holders of a majority (as defined in the 1940 Act and the rules thereunder) of the outstanding voting securities of the Trust, or upon 60 days' written notice, by the Sub-Adviser. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         If the Board of Trustees fails to approve the Agreement or any continuance of the Agreement, Sub-Adviser will continue to act as investment subadviser with respect to the Portfolio pending the required approval of the Agreement or its continuance or of any contract with Sub-Adviser or a different adviser or subadviser or other definitive action, provided that the compensation received by Sub-Adviser in respect of such Portfolio during such period is in compliance with Rule 15a-4 under the Investment Company Act.

         9.    SERVICES TO OTHER COMPANIES OR ACCOUNTS

               TAMIC understands that the Sub-Adviser acts, will continue to act and may act in the future as investment manager or adviser to fiduciary and other managed accounts, as an investment manager or adviser to other investment companies, including any offshore entities, or accounts. TAMIC has no objection to the Sub-Adviser's so acting, provided that whenever the Portfolio and one or more other investment companies or accounts managed or advised by the Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. TAMIC recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Portfolio. In addition, TAMIC understands that the persons employed by the Sub-Adviser to assist in the performance of the Sub-Adviser's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Sub-Adviser or any affiliate of the Sub-Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. This Agreement shall not in any way limit or restrict Sub-Adviser or any of its directors, officers, employees, or agents from buying, selling or trading any securities or other investment instruments for its or their own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by Sub-Adviser of its duties and obligations under this Agreement.

         10.   COOPERATION WITH REGULATORY AUTHORITIES OR OTHER ACTIONS

               The parties to this Agreement each agree to cooperate in a reasonable manner with each other (unless their interests are in conflict) in the event that any of them should become involved in a legal, administrative, judicial or regulatory action, claim, or suit as a result of performing its obligations under this Agreement.

         11.   REPRESENTATIONS, COVENANTS AND WARRANTIES OF TAMIC

         TAMIC represents and warrants to the Sub-Adviser as follows:
               a. TAMIC is registered as an investment adviser under the Advisers Act;
               b. TAMIC is a corporation duly organized and validly existing under the laws of the State of New York with the power to own and possess its assets and carry on its business as it is now being conducted;
               c. The execution, delivery and performance by TAMIC of this Agreement are within TAMIC's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of TAMIC for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (i) any provision of applicable law, rule or regulation; (ii) TAMIC's Articles of Incorporation or By-Laws; or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon TAMIC;
               d.   This Agreement is a valid and binding Agreement of TAMIC;
               e. TAMIC has provided the Sub-Adviser with a copy of its Form ADV as most recently filed with the SEC and TAMIC further represents that it will, within a reasonable time after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendments to the Sub-Adviser. The information contained in TAMIC's Form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under this they were made, not misleading;
               f. TAMIC acknowledges that it received a copy of the Sub-Adviser's current Form ADV, at least 48 hours prior to the execution of this Agreement and has delivered a copy of the same to the Trust.





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
         12.   REPRESENTATIONS, COVENANTS AND WARRANTIES OF SUB-ADVISER

               a. The Sub-Adviser is registered as an investment adviser under the Advisers Act;
               b. The Sub-Adviser is a corporation duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted;
               c. The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (i) any provision of applicable law, rule or regulation; (ii) the Sub-Adviser's Articles of Incorporation or By-Laws; or
                    (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Sub-Adviser;
               d. This Agreement is a valid and binding Agreement of the Sub-Adviser;
               e. The Sub-Adviser has provided TAMIC with a copy of its Form ADV as most recently filed with the SEC and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendments to TAMIC. The information contained in the Sub-Adviser's form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;
               f. The Sub-Adviser acknowledges that it received a copy of TAMIC's current Form ADV.

         13.   COMPLIANCE WITH APPLICABLE LAW

               TAMIC agrees to conduct its obligations under this Agreement in a manner consistent with applicable laws and regulations, including but not limited to Sections 2a-7, 5(b), 12, 17, 18, and 36 of the 1940 Act. TAMIC shall conduct its investment advisory activities in a manner consistent with a Code of Ethics maintained pursuant to Section 17j-1 of the 1940 Act. TAMIC agrees to use good faith efforts to ensure that any other sub-adviser of the Trust appointed shall adopt and follow a similar Code of Ethics. TAMIC also agrees that it shall conduct its activities in a manner consistent with any No-Action Letter, or order issued to the Trust or any of the Portfolios.

         14.   MISCELLANEOUS

               This Agreement may be signed in one or more counterpart.

               The Trust represents that a copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

               This Agreement shall be governed by the laws of the State of Connecticut.

               Each party agrees to comply with all applicable reporting requirements pursuant to state and federal laws and regulations.

               All representations and warranties made by the sub-Adviser and TAMIC herein shall survive for the duration of this Agreement and the parties hereto shall immediately notify, but in no event later than five (5) days, each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true.

         15.   USE OF NAME

               The Trust and TAMIC, together with its subsidiaries and affiliates may use the names "Massachusetts Financial Services Company" or "MFS" or any derivative thereof or logo associated therewith in offering materials of the Portfolio only with the prior approval of the Sub-Adviser and only for so long as this Agreement or any extension, renewal, or amendment hereof remains in effect. At such time as this Agreement shall no longer be in effect, the Trust and TAMIC together with its subsidiaries and affiliates each agree that they shall cease to use such names or any other name indicating that it is advised by or otherwise connected with the Sub-Adviser and shall promptly change its name accordingly. The Trust acknowledges that it has adopted the name "Massachusetts Financial Services Company" or "MFS" or any derivative thereof or logo associated therewith in offering materials of the Portfolio only with the prior approval of the Sub-Adviser and through permission of the Sub-Adviser, and agrees that the Sub-Adviser reserves to itself and any successor to its business the right to grant the non-exclusive right to use the aforementioned names or any similar names to any other corporation or entity, including but not limited to any investment company of which the Sub-Adviser or any subsidiary or affiliate thereof or any successor to the business of any thereof shall be the investment advisor.

         IN WITNESS WHEREOF, the parties hereto have caused this Investment Sub-Advisory Agreement to be signed by their respective officials thereunto duly authorized as of the day and year first above written.


                          Travelers Asset Management International Corporation

                          By:
                              ------------------------------------------------
                          Its:
                               -----------------------------------------------

                          Massachusetts Financial Services Company

                          By:
                              ------------------------------------------------
                          Its:
                               -----------------------------------------------





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